Consolidated Statements of Changes in Shareholder's Equity In Thousands, except Share data		Total USD ($)	Total CNY	Ordinary Shares(US$0.01 Par Value) [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Statutory Reserves [Member] CNY	Accumulated Other Comprehensive Loss [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Total Shanda Games Limited Shareholders' Equity [Member] USD ($)	Total Shanda Games Limited Shareholders' Equity [Member] CNY	Non-controlling interests [Member] CNY
Balance at Dec. 31, 2010			4,330,709	41,383		1,498,229	146,563	(40,734)		2,446,404		4,091,845	238,864
Balance (in shares) at Dec. 31, 2010				567,389,254
Share repurchase of the Company (in shares)			(12,221,320)	(12,221,320)
Share repurchase of the Company			(186,287)	(778)	(3,500)	(21,970)	0	0	(25,600)	(163,539)	(29,200)	(186,287)	0
Corporate expense (expense reversal) allocation			7,008	0		7,008	0	0		0		7,008	0
Share-based compensation			90,972	0		82,646	0	0		0		82,646	8,326
Exercise of share options of the Company (in shares)				5,141,622
Exercise of share options of the Company			9,703	313		9,390	0	0		0		9,703	0
Exercise of share options of a foreign subsidiary			6,790	0		1,441	0	0		0		1,441	5,349
Currency translation adjustments of the Company			7,260	0		0	0	7,260		0		7,260	0
Currency translation adjustments of subsidiaries			(53,053)	0		0	0	(33,466)		0		(33,466)	(19,587)
Unrealized (loss) gain on marketable securities			(1,540)	0		0	0	(1,540)		0		(1,540)	0
Realized gain of marketable securities			0
Appropriations to statutory reserves			0	0		0	5,566	0		(5,566)		0	0
Distribution to Shanda			(824)	0		64,185	0	0		(65,009)		(824)	0
Net distribution to Shanda arising from platform services and prepaid card businesses			(740,204)	0		3,605	0	0		(743,809)		(740,204)	0
Dividends declared to shareholders			(1,823,314)	0		0	0	0		(1,823,314)		(1,823,314)	0
Change of equity in an affiliated company of a subsidiary			(1,995)	0		(1,023)	0	0		0		(1,023)	(972)
Non-controlling interests arising from acquisition			4,062	0		0	0	0		0		0	4,062
Redeemable non-controlling interests redemption value accretion			(558)	0		0	0	0		(558)		(558)	0
Capital contribution to a subsidiary by non-controlling interest	[1]												0
Disposal of subsidiaries													0
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz													0
Net income			2,060,748	0		0	0	0		2,039,632		2,039,632	21,116
Balance at Dec. 31, 2011			3,709,477	40,918		1,643,511	152,129	(68,480)		1,684,241		3,452,319	257,158
Balance (in shares) at Dec. 31, 2011				560,309,556
Share repurchase of the Company (in shares)			(21,946,754)	(21,946,754)
Share repurchase of the Company			(255,384)	(1,389)	(6,200)	(39,480)	0	0	(33,900)	(214,515)	(40,400)	(255,384)	0
Corporate expense (expense reversal) allocation			(3,467)	0		(3,467)	0	0		0		(3,467)	0
Share-based compensation			42,483	0		33,597	0	0		0		33,597	8,886
Exercise of share options of the Company (in shares)				2,584,512
Exercise of share options of the Company			708	163		545	0	0		0		708	0
Exercise of share options of a foreign subsidiary			9,642	0		4,722	0	0		0		4,722	4,920
Currency translation adjustments of the Company			6,711	0		0	0	6,711		0		6,711	0
Currency translation adjustments of subsidiaries			27,717	0		0	0	18,273		0		18,273	9,444
Unrealized (loss) gain on marketable securities			3,384	0		0	0	3,384		0		3,384	0
Realized gain of marketable securities			0
Appropriations to statutory reserves			0	0		0	8,868	0		(8,868)		0	0
Distribution to Shanda			0	0		43,129	0	0		(43,129)		0	0
Net distribution to Shanda arising from platform services and prepaid card businesses			(589,950)	0		(9,169)	0	0		(580,781)		(589,950)	0
Contribution to Shanda related to disposition of Mochi Media, Inc.			(243,362)	0		(243,972)	0	610		0		(243,362)	0
Reversal of dividend accrued for restricted shares due to forfeiture			4,823	0		0	0	0		4,823		4,823	0
Change of equity in an affiliated company of a subsidiary													0
Non-controlling interests arising from acquisition			5,533	0		0	0	0		0		0	5,533
Redeemable non-controlling interests redemption value accretion			0
Capital contribution to a subsidiary by non-controlling interest			7,116	0		0	0	0		0		0	7,116	[1]
Disposal of subsidiaries			(2,835)	0		0	0	0		0		0	(2,835)
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz			(37,336)	0		221,561	0	1,180		0		222,741	(260,077)
Net income			1,788,557	0		0	0	0		1,765,392		1,765,392	23,165
Balance at Dec. 31, 2012			4,473,817	39,692		1,650,977	160,997	(38,322)		2,607,163		4,420,507	53,310
Balance (in shares) at Dec. 31, 2012				540,947,314
Share repurchase of the Company (in shares)		(6,871,070)		(6,871,070)
Share repurchase of the Company			(64,141)	(429)	(1,900)	(12,336)	0	0	(8,000)	(51,376)		(64,141)	0
Corporate expense (expense reversal) allocation			0
Share-based compensation			37,973	0		27,524	0	0		0		27,524	10,449
Exercise of share options of the Company (in shares)				2,532,202
Exercise of share options of the Company			4,085	156		3,929	0	0		0		4,085	0
Exercise of share options of a foreign subsidiary			1,131	0		669	0	0		0		669	462
Currency translation adjustments of the Company			122,701	0		0	0	122,701		0		122,701	0
Currency translation adjustments of subsidiaries			(94,661)	0		0	0	(104,301)		0		(104,301)	9,640
Unrealized (loss) gain on marketable securities		2,588	15,668	0		0	0	15,668		0		15,668	0
Realized gain of marketable securities		(3,314)	(20,059)	0		0	0	(20,059)		0		(20,059)	0
Appropriations to statutory reserves			0	0		0	7,218	0		(7,218)		0	0
Distribution to Shanda			0	0		36,504	0	0		(36,504)		0	0
Net distribution to Shanda arising from platform services and prepaid card businesses			(540,807)	0		(79,159)	0	0		(461,648)		(540,807)	0
Distribution to Shanda related to the transfer of an investment in an equity method affiliate			(5,295)	0		(5,295)	0	0		0		(5,295)	0
Equity charge upon acquisition of platform services and prepaid card business in August 2013			(4,849,374)	0		(1,613,338)	0	0		(3,236,036)		(4,849,374)	0
Dividends declared to shareholders			(121)	0		0	0	0		(121)		(121)	0
Change of equity in an affiliated company of a subsidiary			31	0		16	0	0		0		16	15
Non-controlling interests arising from acquisition			1,983	0		0	0	0		0		0	1,983
Redeemable non-controlling interests redemption value accretion		0	0
Capital contribution to a subsidiary by non-controlling interest			194,811	0		0	0	0		0		0	194,811	[1]
Disposal of subsidiaries			(391)	0		0	0	0		0		0	(391)
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz													0
Net income		268,921	1,627,976	0		0	0	0		1,587,888		1,587,888	40,088
Balance at Dec. 31, 2013		$ 149,547	905,327	39,419		9,491	168,215	(24,313)		402,148		594,960	310,367
Balance (in shares) at Dec. 31, 2013		536,608,446		536,608,446

[1]	The capital contribution to subsidiaries by non-controlling interests mainly represents capital contributions from non-controlling interests to subsidiaries which are majority-owned. The Group contributed a total amount of RMB15.2 million and RMB221.7 million to the subsidiaries affected by such non-controlling interest contributions for its controlling interests in 2012 and 2013, respectively. For the year ended December 31, 2013, the significant capital contribution by non-controlling interests represented funds raised in a rights offering by the Group's majority-owned subsidiary Actoz. The Group participated in this rights offering in a pre-emptive fashion to maintain approximately the same percentage of ownership interest in the capital shares of Actoz.